Valuation and qualifying accounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Allowance for credit expected losses, accounts receivable write-offs	$ 652	$ 1,963	$ 0
Allowance for credit expected losses, loans receivable write-offs	12,877	13,628	3,218
Allowance for credit expected losses - Accounts Receivable
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance, beginning of year	6,809	10,529	10,911
Charges to earnings	4,513	4,350	8,233
Charge to other accounts	(1,075)	767	269
Deductions	(4,639)	(8,837)	(8,884)
Balance, end of year	5,608	6,809	10,529
Allowance for credit expected losses financial - Loans Receivable
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance, beginning of year	13,583	12,411	2,064
Charges to earnings	18,226	13,692	13,972
Charge to other accounts	(3,580)	1,108	(132)
Deductions	(12,877)	(13,628)	(3,493)
Balance, end of year	15,352	13,583	12,411
Allowance for cancellations
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance, beginning of year	8,230	8,177	19,216
Charges to earnings	22,150	17,513	5,598
Charge to other accounts	2,229	(541)	70
Deductions	(22,754)	(16,919)	(16,707)
Balance, end of year	9,855	8,230	8,177
Other reserves
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance, beginning of year	4,281	2,792	2,272
Charges to earnings	7,553	11,307	10,187
Charge to other accounts	(351)	(263)	112
Deductions	(7,398)	(9,555)	(9,779)
Balance, end of year	$ 4,085	$ 4,281	$ 2,792